Financial Instruments - Risk Management - Summary of Risk Categories of Borrower by Probability Of default (Detail) - CAD ($) $ in Millions		Oct. 31, 2025	Oct. 31, 2024
Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1],[2]		$ 1,305,445
Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1],[2]	$ 1,356,328
Retail [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1]		539,431
Retail [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1]	573,162
Retail [member] | AIRB portfolio [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1],[3]		412,645
Retail [member] | AIRB portfolio [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1],[3]	442,940
Retail [member] | AIRB portfolio [member] | Exceptionally low probability of default [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[3]		145,243
Retail [member] | AIRB portfolio [member] | Exceptionally low probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[3]	163,826
Retail [member] | AIRB portfolio [member] | Very low probability of default [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[3]		148,919
Retail [member] | AIRB portfolio [member] | Very low probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[3]	157,873
Retail [member] | AIRB portfolio [member] | Low probability of default [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[3]		79,011
Retail [member] | AIRB portfolio [member] | Low probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[3]	75,439
Retail [member] | AIRB portfolio [member] | Medium low probability of default [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[3]		25,478
Retail [member] | AIRB portfolio [member] | Medium low probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[3]	31,463
Retail [member] | AIRB portfolio [member] | Medium probability of default [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[3]		7,524
Retail [member] | AIRB portfolio [member] | Medium probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[3]	5,409
Retail [member] | AIRB portfolio [member] | High probability of default [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[3]		3,232
Retail [member] | AIRB portfolio [member] | High probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[3]	6,419
Retail [member] | AIRB portfolio [member] | Extremely high probability of default [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[3]		2,263
Retail [member] | AIRB portfolio [member] | Extremely high probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[3]	$ 1,298
Retail [member] | AIRB portfolio [member] | Default [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[3]		975
Retail [member] | AIRB portfolio [member] | Default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	[3]	100.00%
Total	[3]	$ 1,213
Retail [member] | Bottom of range [member] | AIRB portfolio [member] | Exceptionally low probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	[3]	0.00%
Retail [member] | Bottom of range [member] | AIRB portfolio [member] | Very low probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	[3]	0.0501%
Retail [member] | Bottom of range [member] | AIRB portfolio [member] | Low probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	[3]	0.20%
Retail [member] | Bottom of range [member] | AIRB portfolio [member] | Medium low probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	[3]	1.00%
Retail [member] | Bottom of range [member] | AIRB portfolio [member] | Medium probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	[3]	3.00%
Retail [member] | Bottom of range [member] | AIRB portfolio [member] | High probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	[3]	10.00%
Retail [member] | Bottom of range [member] | AIRB portfolio [member] | Extremely high probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	[3]	20.00%
Retail [member] | Top of range [member] | AIRB portfolio [member] | Exceptionally low probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	[3]	0.05%
Retail [member] | Top of range [member] | AIRB portfolio [member] | Very low probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	[3]	0.1999%
Retail [member] | Top of range [member] | AIRB portfolio [member] | Low probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	[3]	0.9999%
Retail [member] | Top of range [member] | AIRB portfolio [member] | Medium low probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	[3]	2.9999%
Retail [member] | Top of range [member] | AIRB portfolio [member] | Medium probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	[3]	9.9999%
Retail [member] | Top of range [member] | AIRB portfolio [member] | High probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	[3]	19.9999%
Retail [member] | Top of range [member] | AIRB portfolio [member] | Extremely high probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	[3]	99.9999%
Real estate secured mortgages [member] | Retail [member] | AIRB portfolio [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[3]	$ 244,737
Real estate secured mortgages [member] | Retail [member] | AIRB portfolio [member] | Exceptionally low probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[3]	89,983
Real estate secured mortgages [member] | Retail [member] | AIRB portfolio [member] | Very low probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[3]	95,370
Real estate secured mortgages [member] | Retail [member] | AIRB portfolio [member] | Low probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[3]	43,971
Real estate secured mortgages [member] | Retail [member] | AIRB portfolio [member] | Medium low probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[3]	11,436
Real estate secured mortgages [member] | Retail [member] | AIRB portfolio [member] | Medium probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[3]	7
Real estate secured mortgages [member] | Retail [member] | AIRB portfolio [member] | High probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[3]	3,177
Real estate secured mortgages [member] | Retail [member] | AIRB portfolio [member] | Extremely high probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[3]	2
Real estate secured mortgages [member] | Retail [member] | AIRB portfolio [member] | Default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[3]	791
Real estate secured home equity line of credit [member] | Retail [member] | AIRB portfolio [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[3]	83,604
Real estate secured home equity line of credit [member] | Retail [member] | AIRB portfolio [member] | Exceptionally low probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[3]	57,130
Real estate secured home equity line of credit [member] | Retail [member] | AIRB portfolio [member] | Very low probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[3]	19,900
Real estate secured home equity line of credit [member] | Retail [member] | AIRB portfolio [member] | Medium low probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[3]	5,509
Real estate secured home equity line of credit [member] | Retail [member] | AIRB portfolio [member] | High probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[3]	938
Real estate secured home equity line of credit [member] | Retail [member] | AIRB portfolio [member] | Default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[3]	127
Qualifying revolving [member] | Retail [member] | AIRB portfolio [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1]		67,585
Qualifying revolving [member] | Retail [member] | AIRB portfolio [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1],[3]	82,305
Qualifying revolving [member] | Retail [member] | AIRB portfolio [member] | Exceptionally low probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[3]	15,921
Qualifying revolving [member] | Retail [member] | AIRB portfolio [member] | Very low probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[3]	36,811
Qualifying revolving [member] | Retail [member] | AIRB portfolio [member] | Low probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[3]	14,536
Qualifying revolving [member] | Retail [member] | AIRB portfolio [member] | Medium low probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[3]	9,715
Qualifying revolving [member] | Retail [member] | AIRB portfolio [member] | Medium probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[3]	2,719
Qualifying revolving [member] | Retail [member] | AIRB portfolio [member] | High probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[3]	1,690
Qualifying revolving [member] | Retail [member] | AIRB portfolio [member] | Extremely high probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[3]	785
Qualifying revolving [member] | Retail [member] | AIRB portfolio [member] | Default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[3]	128
Other retail [member] | Retail [member] | AIRB portfolio [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1]		$ 38,665
Other retail [member] | Retail [member] | AIRB portfolio [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1],[3]	32,294
Other retail [member] | Retail [member] | AIRB portfolio [member] | Exceptionally low probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[3]	792
Other retail [member] | Retail [member] | AIRB portfolio [member] | Very low probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[3]	5,792
Other retail [member] | Retail [member] | AIRB portfolio [member] | Low probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[3]	16,932
Other retail [member] | Retail [member] | AIRB portfolio [member] | Medium low probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[3]	4,803
Other retail [member] | Retail [member] | AIRB portfolio [member] | Medium probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[3]	2,683
Other retail [member] | Retail [member] | AIRB portfolio [member] | High probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[3]	614
Other retail [member] | Retail [member] | AIRB portfolio [member] | Extremely high probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[3]	511
Other retail [member] | Retail [member] | AIRB portfolio [member] | Default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[3]	$ 167

[1]	Exposure at default is presented after credit risk mitigation. Exposures exclude equity securities and other assets. Portfolios under the Standardized Approach are reported net of specific allowances for credit losses and net of collateral amounts treated under the Comprehensive Approach.
[2]	Geographic segmentation is based upon the location of the ultimate risk of the credit exposure.
[3]	After credit risk mitigation.